Fees Summary	Feb. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,561,000
Previously Paid Amount	0.00
Total Fee Amount	1,458.47
Total Offset Amount	0.00
Net Fee	1,458.47
Narrative - Max Aggregate Offering Price	$ 10,561,000
Final Prospectus	true